Non-current assets held for sale and liabilities associated with non-current assets held for sale - Discontinued operations, Condensed financial statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
ASSETS
Cash, cash balances at central banks and other deposits on demand	€ 138,008	€ 175,555	€ 152,281
Financial assets held for trading	286,941		252,318
Financial assets designated at fair value through other comprehensive income	75,371		74,612
Financial assets at amortised cost	1,334,351		1,202,689
Intangible assets	5,629		5,350
Tax assets	31,478		30,076
Other assets	11,798		8,719
TOTAL ASSETS	1,954,465		1,867,515
LIABILITIES
Financial liabilities held for trading	193,417		171,546
Financial liabilities at amortised cost	1,543,776		1,421,184
Provisions	9,211		8,355
Tax liabilities	9,784		9,568
Other liabilities	15,182		15,937
TOTAL LIABILITIES	1,838,567		1,754,767
Statement of comprehensive income [abstract]
Items not reclassified to profit or loss	(3,160)		(4,121)
Actuarial gains or losses on defined benefit pension plans	(3,895)		(3,896)
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	744		(250)
Items that may be reclassified to profit or loss	(30,753)		(33,853)
Hedge of net investments in foreign operations (effective portion)	(8,181)		(7,343)
Exchange differences	(21,864)		(25,475)
Cash flow hedges (effective portion)	154		333
Debt instruments at fair value with changes in other comprehensive income	(577)		(372)
Share in other income and expenses recognised in investments, joint ventures and associates	(307)		(395)
Income Statement [Abstract]
Interest Margin	22,711	21,211
Dividend income	624	471
Investments accounted for using the equity method	476	332
Total income	30,822	28,978
Operating profit/(loss) before tax	9,961	9,104
Tax expense	(2,442)	(2,367)
Profit/(loss) for the period	9,414	7,463
Statement of cash flows [abstract]
Effect of exchange rate changes on cash and cash equivalents	1,955	(8,185)
Santander Bank Polska SA
Statement of cash flows [abstract]
Cash flows from operating activities		430
Cash flows from investing activities		(11)
Cash flows from financing activities		(466)
Net increase/(decrease) in cash and cash equivalents		(38)
Discontinued operations | Santander Bank Polska SA
ASSETS
Cash, cash balances at central banks and other deposits on demand			2,515
Financial assets held for trading			1,956
Financial assets designated at fair value through other comprehensive income			8,173
Financial assets at amortised cost			55,642
Intangible assets			1,335
Tax assets			1,224
Other assets			1,303
TOTAL ASSETS			72,148
LIABILITIES
Financial liabilities held for trading			842
Financial liabilities at amortised cost			59,704
Provisions			603
Tax liabilities			1,335
Other liabilities			511
TOTAL LIABILITIES			62,995
Statement of comprehensive income [abstract]
Items not reclassified to profit or loss			56
Actuarial gains or losses on defined benefit pension plans			0
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income			56
Items that may be reclassified to profit or loss			(590)
Hedge of net investments in foreign operations (effective portion)			(522)
Exchange differences			(164)
Cash flow hedges (effective portion)			98
Debt instruments at fair value with changes in other comprehensive income			8
Share in other income and expenses recognised in investments, joint ventures and associates			€ (10)
Income Statement [Abstract]
Interest Margin		1,505
Dividend income		3
Investments accounted for using the equity method		14
Net commissions		342
Net trading income		37
Other operating results		(73)
Total income		1,828
Administrative expenses, depreciation and amortisation cost		(501)
Impairment of financial assets		(121)
Other results and provisions		(243)
Operating profit/(loss) before tax		963
Tax expense		(237)
Profit/(loss) for the period		726
Statement of cash flows [abstract]
Effect of exchange rate changes on cash and cash equivalents		9
Effect on net cash outflows from discontinued operations [abstract]
Cash and cash equivalents disposed of	(2,515)
Consideration received satisfied in cash - Santander Bank Polska	€ 7,035
Discontinued operations | Santander Bank Polska SA | Renegotiation and contractual modifications
Income Statement [Abstract]
Impairment of financial assets		€ (63)